Cash and bank balances - Summary of Cash and Bank Balances (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash on hand	€ 391	€ 376
Bank balances	91,506	88,296
Total cash and cash equivalents	91,897	88,672
Restricted cash	0	309
Total cash and bank balances	€ 91,897	€ 88,981